Note 3 - Investment Securities Available For Sale (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities Pledged as Collateral	$ 61,900,000	$ 66,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	66
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0
Percentage of Portfolio	97.60%